Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2014		December 31,
Issue Date	Maturity Date	amount	2013	Additions	Repayments	2014
December 5, 2005	September 9, 2016	100,067,500	34,012,031	-	(20,195,149)	13,816,882
May 17, 2006	May 30, 2016	79,850,000	18,500,000	-	(4,000,000)	14,500,000
June 6, 2006	June 28, 2016	6,580,000	2,237,200	-	(473,760)	1,763,440
June 21, 2007	December 21, 2017	49,875,000	26,444,014	-	(4,078,250)	22,365,764
February 12, 2008	February 19, 2020	40,250,000	24,375,000	-	(2,500,000)	21,875,000
July 30, 2008	November 4, 2020	33,240,000	23,545,000	-	(1,939,000)	21,606,000
Octrober 9, 2008	Octrober 9, 2020	29,437,000	9,430,000	-	(780,000)	8,650,000
January 30, 2009	July 15, 2016	45,000,000	33,950,000	-	(3,400,000)	30,550,000
February 18, 2009	April 14, 2020	32,200,000	21,102,095	20,400,000	(22,202,095)	19,300,000
February 19, 2009	July 14, 2019	29,250,000	20,520,000	-	(20,520,000)	-
June 25, 2009	April 16, 2020	26,700,000	15,278,928	14,250,000	(16,613,928)	12,915,000
February 1, 2011	September 1, 2018	49,400,000	41,150,000	-	(3,300,000)	37,850,000
March 1, 2011	June 20, 2020	43,250,000	38,375,000	-	(3,000,000)	35,375,000
September 23, 2013	September 30, 2020	45,212,500	43,949,354	-	(5,052,587)	38,896,767
March 24, 2014	June 30, 2021	50,550,000	-	34,300,000	(1,260,000)	33,040,000
June 12, 2014	October 2, 2020	13,000,000	-	13,000,000	-	13,000,000
Total			352,868,622	81,950,000	(109,314,769)	325,503,853
Current portion of long-term debt			41,263,165			42,614,213
Long term debt			311,605,457			282,889,640

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount
2015	42,614,213
2016	75,650,797
2017	38,855,837
2018	48,066,587
2019	19,491,587
Thereafter	100,824,832

Total	325,503,853